Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Investments - 111.9%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments - 73.7%¹ʼ²
Direct Credit - 0.2%
North America - 0.2%
Donut Acquisition Co.[9,10] ($49,091 principal amount, 8.42% Cash (CME Term SOFR 3M+4.75%, 1.00% Floor), 5/30/2031)	Consumer Staples	Subordinated debt	5/30/2025		$49,091	$49,586
Gula Buyer, Inc.[9,10] ($244,500 principal amount, 8.13% Cash (CME Term SOFR 1M+4.50%, 0.75% Floor), 10/25/2031)	Consumer Discretionary	Subordinated debt	10/25/2024		244,500	244,500
PracticeTek Midco, LLC[9] ($1,468,068 principal amount, 14% PIK, 8/30/2030)	Financial Technology	Subordinated debt	8/30/2023		1,468,068	1,468,068
Total Direct Credit					1,761,659	1,762,154

Direct Equity - 73.5%
Asia - Pacific - 2.9%
SLP Rainbow Co-Invest, L.P.*	Consumer Staples	Limited partnership interest	10/1/2022		11,141,955	11,965,228
SLP Redwood Co-Invest, L.P.*	Communication Services	Limited partnership interest	10/1/2022		8,598,548	11,143,732
Total Asia - Pacific					19,740,503	23,108,960

Europe - 7.8%
AHP Horsepower Co-Invest L.P.*	Health Care	Limited partnership interest	12/19/2025	5,894	5,954,006	8,212,063
BW CDMO Co-Invest, L.P.*	Health Care	Limited partnership interest	11/4/2024		10,358,553	6,277,069
CVC Capital Partners Pachelbel (A) SCSp*[3,8]	Education Services	Limited partnership interest	7/8/2024		2,238,381	3,376,128
Kirk Beauty Co-Investment Limited Partnership*[8]	Consumer Discretionary	Limited partnership interest	10/1/2022		6,888,562	2,220,039
LEP CP Co-Invest L.P.*[3,8]	Industrials	Limited partnership interest	3/27/2025		6,639,912	6,763,607
Mayfair Olympic Holdco Limited*[8,9]	Utilities	Ordinary Shares	10/1/2022	1,243,556	7,914,290	5,264,239
Neptune Co-Investment, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		9,815,968	891,101
SLP Jewel Co-Invest, L.P.*	Consumer Discretionary	Limited partnership interest	10/1/2022		5,883,679	7,861,327
SLP Mistral Co-Invest, L.P.*	Financials	Limited partnership interest	10/1/2022		14,200,580	18,184,160
SLP Zephyr Investors, L.P.*	Communication Services	Limited partnership interest	10/1/2022		7,836,121	3,578,075
Total Europe					77,730,052	62,627,808

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Investments - 111.9%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America - 62.8%
ABCL Equity Investors, L.P.*	Professional Services	Limited partnership interest	8/12/2025		$5,009,332	$4,998,981
ACP Canopy Co-Invest LLC*	Health Care	Limited liability company interest	11/1/2022	20,082	20,081,967	26,073,908
ACP Ukulele Co-Invest LP	Health Care	Common Units	3/4/2024	25,671	3,888,549	7,509,790
Ares Constellation Private Equity Fund LP*[3]	Industrials	Limited partnership interest	2/25/2026		1,630,182	2,103,123
Ares EPIC Co-Invest Delaware Feeder, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		-	559,801
Ares EPIC Co-Invest II L.P.*[3]	Energy	Limited partnership interest	10/1/2022		-	95,500
Avista Healthcare Partners CV II, L.P.[3]	Industrials	Limited partnership interest	7/1/2025		2,031,981	2,259,318
BP ACE CV, L.P.*[3]	Information Technology	Limited partnership interest	12/12/2025		7,655,815	10,612,310
Brightwood MOI, LLC*[9]	Consumer Discretionary	Limited liability company interest	1/5/2026		5,000,000	5,000,000
Carlyle Sabre Coinvestment, L.P.*	Industrials	Limited partnership interest	10/1/2022		4,325,654	10,234,216
CC AEC Co-Invest L.P.*	Health Care	Limited partnership interest	10/1/2022	5,948	5,957,934	3,269,007
CCP AMP Holdings, LLC*	Health Care	Limited liability company interest	11/28/2025		10,038,961	21,172,033
Centeotl Co-Invest B, L.P.*[3]	Consumer Staples	Limited partnership interest	5/15/2023		5,160,290	5,015,214
COP Accounting Investment, LLC*[9]	Industrials	Class A Units	10/31/2025	5,000,000	5,017,316	5,000,000
COP Exterminators Investment, LLC *[9]	Consumer Staples	Limited liability company interest	7/28/2023	8,035,714	9,000,000	11,640,062
Donut Topco LLC*[9]	Consumer Staples	Class A Units	5/30/2025	10,000	10,000,000	10,000,000
Ergotron Investments, LLC*[9]	Industrials	Common Units	10/1/2022	50,000	5,000,000	5,280,254
Gula Co-Invest II, L.P.*[3]	Consumer Discretionary	Common Units	10/23/2024	5,000	5,025,000	7,068,543
Hermod Co-Invest, LP*[3]	Consumer Discretionary	Common Units	10/15/2024	5,000,000	5,154,248	9,514,437
Hildred Capital ACP-A, LP*[3]	Health Care	Limited partnership interest	11/12/2025		5,849,288	8,789,038
Hildred Capital Co-Invest-REBA, LP*[3]	Health Care	Limited partnership interest	1/15/2025		14,595,795	21,823,325
Iaso Fund, L.P.*[3]	Health Care	Limited partnership interest	12/12/2025		9,954,380	10,560,845
Ishtar Co-Invest-B LP*[3]	Consumer Staples	Limited partnership interest	11/4/2022		5,851,409	47,984,000
KLC Fund 0325-CI LP*[3]	Health Care	Limited partnership interest	5/9/2025		4,098,537	4,000,000
LC Ahab Aggregator, LP*	Consumer Discretionary	Limited partnership interest	7/31/2024	5,000	3,104,978	9,002,907
LC10 Flash Non-US Aggregator, LP	Consumer Discretionary	Class A Units	2/6/2026	5,000	4,427,607	7,989,768
LCG5 Candlelight, L.P.*	Communication Services	Limited partnership interest	2/24/2025	1,000,000	10,322,863	22,000,278
LCMM Revolution Aggregator, L.P.*	Consumer Discretionary	Class A Units	7/14/2025	5,000	5,016,787	7,934,265
LGP Sage CVT Coinvest LP*[3]	Industrials	Limited partnership interest	3/10/2026		5,735,415	7,189,614
LGP Sage PC Coinvest LP3	Industrials	Limited partnership interest	5/1/2025		7,745,717	11,230,791
LH Equity Investors, L.P.*	Industrials	Limited partnership interest	9/3/2025		9,633,007	13,591,792

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Investments - 111.9%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
MiddleGround Edge Co-Invest Partners, L.P.*[9]	Industrials	Limited partnership interest	6/30/2026	7,692,308	$10,000,000	$15,221,819
MyTown Health Partners Parent, LP*[3,9]	Health Care	Limited partnership interest	7/17/2024	5,458,864	6,075,796	7,189,702
NBPT Aggregator, LLC*[3,9]	Health Care	Preferred Units	2/28/2025	8,000	8,023,333	10,493,972
NE Parent Holdings, LLC*[9]	Communication Services	Common Units	8/29/2025	65,313	4,441,028	6,894,437
NE Parent Holdings, LLC*[9]	Communication Services	Preferred Units	8/29/2025	5,050	3,515,098	4,847,039
Oshun Co-Invest-B LP*[3]	Consumer Staples	Limited partnership interest	11/4/2022		3,208,978	2,857,550
PT Co-Invest II, L.P.*[3]	Financial Technology	Limited partnership interest	8/28/2023		10,096,741	11,729,038
RCP Monte Nido Co-Investment Fund, L.P.*	Health Care	Limited partnership interest	4/10/2023		6,256,226	3,693,165
RCP MQ Co-Investment Fund, L.P.*	Health Care	Limited partnership interest	12/2/2024		3,453,460	6,595,442
RCP Ocean Co-Investment Fund, L.P.*	Information Technology	Limited partnership interest	4/23/2025		6,171,604	6,608,182
s20 SPV VIII, a Series of CGF2021 LLC*	Financials	Limited partnership interest	9/30/2025		10,550,794	23,169,567
s20 SPV X, a Series of CGF2021 LLC*	Financials	Limited partnership interest	10/15/2025		5,594,970	11,840,000
SLP Blue Co-Invest, L.P.	Information Technology	Limited partnership interest	10/1/2022		8,733,044	8,002,032
SLP West Holdings Co-Invest II, L.P.[5]	Communication Services	Limited partnership interest	10/1/2022		9,344	640,027
Thorium AppDirect Co-Invest, LLC*	Information Technology	Limited liability company interest	9/30/2024	10,000,000	10,806,012	27,900,908
TPG VII Renown Co-Invest II, L.P.*	Consumer Discretionary	Limited partnership interest	10/1/2022		5,098,713	37,623
VAL CoInvest, LP*[3]	Industrials	Limited partnership interest	1/6/2026		5,049,554	7,492,500
VCP Roland Co-Invest Aggregator, L.P.*	Consumer Staples	Limited partnership interest	10/21/2024	5,000	5,094,389	4,995,474
VCP Tech24 Co-Invest Aggregator, L.P.*	Business Services	Limited partnership interest	5/15/2024	5,000	5,669,741	4,666,139
WE Select Fund 1, L.P.*[3]	Health Care	Limited partnership interest	2/5/2025		4,561,346	5,698,815
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class A Preferred Units	10/1/2022	13,053	13,053,292	13,061,759
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class B Common Units	10/1/2022	13,053	87,364	-
Total North America					331,863,839	503,138,310
Total Direct Equity					429,334,394	588,875,078
Total Direct Investments - 73.7%					431,096,053	590,637,232

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Investments - 111.9%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Investment Funds - 36.6%¹ʼ²
Asia - Pacific - 1.9%
BPEA Private Equity Fund VI, L.P.2[3]		Limited partnership interest	10/1/2022		$10,242,680	$1,585,806
BPEA Private Equity Fund VII, SCSp[3]		Limited partnership interest	10/1/2022		19,009,158	13,861,840
Total Asia - Pacific					29,251,838	15,447,646

Europe - 6.8%
CVC Capital Partners VI (D) S.L.P.[3,8]		Limited partnership interest	10/1/2022		13,589,985	7,085,877
CVC Capital Partners VII (A) L.P.[3,8]		Limited partnership interest	10/1/2022		16,223,840	14,232,477
EQT IX (No.1) EUR SCSp[3,8]		Limited partnership interest	10/1/2022		12,136,291	13,316,312
EQT VII (No.1) Limited Partnership*[3,8]		Limited partnership interest	10/1/2022		7,672,322	3,882,413
EQT VIII (No.1) SCSp[3,8]		Limited partnership interest	10/1/2022		17,050,800	7,582,524
Sixth Cinven Fund (No. 2) Limited Partnership[3,8]		Limited partnership interest	10/1/2022		17,560,974	8,494,259
Total Europe					84,234,212	54,593,862

North America - 27.9%
Ares Corporate Opportunities Fund V, L.P.*[3]		Limited partnership interest	10/1/2022		12,697,020	8,630,918
Ares Corporate Opportunities Fund VI Parallel (TE), L.P.[3]		Limited partnership interest	10/1/2022		19,466,380	28,335,474
Ares Energy Opportunities Fund B, L.P.[3]		Limited partnership interest	10/1/2022		3,175,675	1,925,433
Avista Healthcare Partners (Offshore) II, L.P.[3]		Limited partnership interest	3/31/2025		9,715,083	11,738,294
Bansk Fund I-B, L.P.*[3]		Limited partnership interest	9/13/2023		2,497,899	5,252,547
Bansk Fund II-B, L.P.*[3]		Limited partnership interest	1/30/2026		2,559,619	2,588,005
Carlyle International Energy Partners II S.C.Sp.[3]		Limited partnership interest	10/1/2022		13,222,073	12,388,190
Carlyle Partners VI, L.P.[3,4]		Limited partnership interest	10/1/2022		3,835,031	1,052,409
Carlyle Partners VII, L.P.[3]		Limited partnership interest	10/1/2022		7,604,385	7,308,191
Catterton Partners VII, L.P.*[3]		Limited partnership interest	10/1/2022		17,152,531	9,743,379
Gridiron Capital (Parallel) Fund V, L.P.*[3]		Limited partnership interest	11/27/2023		4,459,597	5,271,921
Insignia Capital Partners, L.P.[3,4]		Limited partnership interest	10/1/2022		28,787,806	8,117,791
Investcorp Strategic Capital Partners II-B, L.P.*[3]		Limited partnership interest	3/27/2026		1,320,376	1,252,759
L Catterton Growth VI, L.P.*[3]		Limited partnership interest	1/30/2026		36,501	248,835
Lightyear Fund III, L.P.[4]		Limited partnership interest	10/1/2022		-	21,565
Revelstoke Capital Partners Fund III, L.P.[3]		Limited partnership interest	8/22/2023		4,198,483	5,125,503
Riverstone Global Energy and Power Fund VI, L.P.[3]		Limited partnership interest	10/1/2022		3,582,032	924,362
Riverstone Non-ECI Partners, L.P.[3]		Limited partnership interest	10/1/2022		8,494,738	59,609
Sage Equity Investors Side, L.P.*[3]		Limited partnership interest	2/10/2026		1,113,471	1,641,466
Silver Lake Partners IV, L.P.[3,4]		Limited partnership interest	10/1/2022		12,647,292	14,633,782
Silver Lake Partners V, L.P.[3,4]		Limited partnership interest	10/1/2022		18,141,133	18,712,037

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Investments - 111.9%⁷	Sector	Investment Type	Acquisition Date	Shares	Cost	Fair Value
Investment Funds (Continued)
North America (Continued)
SK Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		$20,659,748	$4,113,766
SL SPV-2, L.P.		Limited partnership interest	10/1/2022		5,097,745	13,671,531
SunTx Capital Partners II, L.P.*		Limited partnership interest	10/1/2022		6,048,777	26,146,840
TPG HealthCare Partners, L.P.*[3]		Limited partnership interest	10/1/2022		5,522,762	6,220,851
TPG Partners VI, L.P.*[3]		Limited partnership interest	10/1/2022		2,668,398	643,765
TPG Partners VIII, L.P.[3]		Limited partnership interest	10/1/2022		19,043,555	18,917,672
Webster Equity Partners VI, L.P.*[3]		Limited partnership interest	2/3/2026		1,508,486	1,443,578
WestView Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		8,420,990	1,547,818
Wind Point Partners VII-B, L.P.*[3]		Limited partnership interest	10/1/2022		1,762,977	26,780
Wind Point Partners X-B, L.P.*[3]		Limited partnership interest	4/5/2024		4,585,565	5,607,429
Total North America					250,026,128	223,312,500
Total Investment Funds - 36.6%					363,512,178	293,354,008

Short-Term Investments - 1.6%
North America - 1.6%
Fidelity Institutional Government Portfolio - Class I, 3.53%[6]				13,012,587	13,012,587	13,012,587
Total Short-Term Investments - 1.6%					13,012,587	13,012,587

Total Investments - 111.9%					807,620,818	897,003,827
Net Other Assets (Liabilities) - (11.9%)						(95,228,724)
Total Net Assets - 100.0%						$801,775,103

Legend

SOFR	- Secured Overnight Financing Rate
CME Term SOFR 1M - Chicago Mercantile Exchange forward looking measure of SOFR for one month: 3.65%, as of June, 2026. Actual reference rates may vary based on the reset date of the security.
CME Term SOFR 3M - Chicago Mercantile Exchange forward looking measure of SOFR for three months: 3.73%, as of June 30, 2026. Actual reference rates may vary based on the reset date of the security.

*	Investment is non-income producing.
[1]	Direct Investments and Investment Funds are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been acquired on various dates and for different amounts. The acquisition date is shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2026 was $883,991,240, or 110.3% of net assets. Total cost of restricted investments as of June 30, 2026 was $794,608,231.
[2]	Direct Investments and Investment Funds do not allow redemptions or withdrawals except at discretion of their general partner, manager, or adviser.
[3]	Investment has been committed to but has not been fully funded by the Fund.
[4]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Splitter Partnership.
[5]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Blocker, LLC.
[6]	The rate is the annualized seven-day yield as of June 30, 2026.
[7]	Investments are held through CC PMF Holdings, LLC, a consolidated Subsidiary, unless otherwise denoted.
[8]	Foreign security denominated in U.S. Dollars.
[9]	The fair value of the investment was determined using significant unobservable inputs.
[10]	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.

See accompanying notes to the Consolidated Schedule of Investments

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Note 1 - Valuation of Investments

The Fund invests, under normal circumstances, in a broad portfolio of private assets and values them at fair value in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). The Fund’s investments include a broad portfolio of high-quality investments in private assets that the Adviser believes provide attractive risk-adjusted return potential. Private asset investments include Direct Investments (except for publicly listed private equity investments), Secondary Investments, and Primary Investments, each as defined below (collectively, “Private Assets”). Private Assets include (i) direct investments in the equity or debt of operating companies and investments in co-investment vehicles managed or sponsored by a third-party investment manager (“Sponsor”) to access positions in the equity or debt of a single operating company (“Direct Equity Investments” or “Direct Credit Investments,” respectively, and together, “Direct Investments”); (ii) secondary purchases (i.e. purchases of existing interests that are acquired on the private secondary market) (“Secondary Investments”) of closed-end private funds (“Portfolio Funds”) managed by Sponsors; and (iii) primary investments in Portfolio Funds (i.e. commitments to new private equity or other private funds, which are sourced and diligenced by the Adviser (“Primary Investments”). The Fund’s investments may also include (iv) direct or secondary purchases of liquid credit instruments; (v) other liquid investments, such as investments in publicly listed companies that pursue the business of private equity investing, including private equity investments that are publicly traded, listed funds of funds, alternative asset managers, holding companies, investment trusts, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in privately held companies (“Other Liquid Investments”); and (vi) short-term investments, which generally are cash equivalents that represent investments in high quality money market instruments and/or money market mutual funds (together, “Short-term Investments”). The investments covered by romanettes (iv) through (vi) are not Private Assets.

The Adviser has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 of the Investment Company Act (“Rule 2a-5”) to perform fair value determinations and has approved valuation procedures for the Fund. Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security.

Where available, the Fund uses the net asset value (“NAV”) reported by Sponsors and Investment Fund Managers as a practical expedient in determining their fair values as of a valuation date for the Fund, in accordance with ASC 820. If the most recent NAV is reported as of a date which does not align with the valuation date for the Fund, the Adviser assesses whether an adjustment to the most recently reported NAV is justified in accordance with the Fund’s valuation procedures. In making this assessment, the Adviser considers, among other things, information provided by the Sponsors and Investment Fund Managers, including quarterly unaudited financial statements and cash flow activity observed during the period between the most recently reported NAV date and the valuation date for the Fund. The Adviser will also review the appropriateness of the adjustment to the most recently reported NAV based on any new information or changes in assumptions regarding the security, reliable public information, actual trade prices or other information that becomes available subsequent to the most recently reported NAV.

If an investment does not meet the qualifications of an investment company under ASC 946, the Adviser may make a fair value determination by utilizing information provided by the Sponsor or Investment Fund Manager, including quarterly unaudited financial statements, financial forecasts, and cash flow activity observed during the valuation period. The Adviser may also utilize the cost of the investment, or income and market-based valuation techniques acceptable under ASC 820, which may incorporate unobservable inputs. These techniques may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

As part of its valuation process, the Adviser also performs backtesting of its fair value estimates against information that is subsequently received from Sponsors and Investment Fund Managers, where available. The Adviser has established an internal valuation committee consisting of senior members of the organization to review and approve valuations related to the Direct Investments and Investment Funds as of each valuation date.

The Board oversees the Adviser in its role as valuation designee and receives quarterly reports from the Adviser regarding the valuation of the Direct Investments and Investment Funds, including information regarding fair value determinations, valuation methodologies, and any changes to valuation policies or procedures.

For investments that are publicly traded and have market quotations readily available on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange, valuations will be based on their respective market price and may be further adjusted for potential restrictions on the transfer or sale of such securities.

Note 2 – Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price), or in the absence of a principal market, the most advantageous market for the asset, and establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Adviser. Unobservable inputs reflect the Adviser’s assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are listed unrestricted securities, equities and listed derivatives, if any, listed in active markets.

Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly in active markets as of the reporting date, and fair value that is determined using models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, over-the-counter derivatives where fair value is based on observable inputs and interests in Private Assets whose fair value is predominantly attributable to investments in Level 1 type securities. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 – Inputs that are unobservable for the asset or liability and that include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Financial instruments in this category generally include equity and debt positions in private companies, and non-redeemable investments in alternative investment funds, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives, if any, where the fair value is based on unobservable inputs.

ASC 820 also permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported NAV per share, or its equivalent, as a practical expedient for its fair value. Accordingly, the Fund may utilize the NAV per share as reported by certain Sponsors and Investment Fund Managers as of a valuation date as a practical expedient for its fair value. If the NAV reported by certain Sponsors and Investment Fund Managers is not as of the same date as the valuation date, the Fund is permitted under ASC 820 to estimate the fair value of those Private Assets by adjusting the most recently reported NAV as a practical expedient for fair value.

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

The Fund’s investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient are generally not redeemable during the life of each Direct Investment and Investment Fund. These investments may be subject to lock-up provisions, investment periods, and other restrictions on transfer, and the Fund may not be able to sell such interests in Direct Investments and Investment Funds in secondary transactions at amounts approximating NAV.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2026:

	Level 1	Level 2	Level 3	NAV as a Practical Expedient(1)	Total
Investments
Direct Investments	$—	$2,220,039	$101,655,437	$486,761,756	$590,637,232
Investment Funds	—	—	—	293,354,008	293,354,008
Short-Term Investments	13,012,587	—	—	—	13,012,587
Total Investments	$13,012,587	$2,220,039	$101,655,437	$780,115,764	$897,003,827

(1)	Direct Investments and Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.